SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of warrants and warrants units outstanding
Type	Issuance Date	Number of warrants	Exercise price	Exercisable through
August 2019 warrants	August 22, 2019	205,268	$6.72 (*)	August 22, 2024
December 2019 warrants	December 9, 2019	148,106	$6.72 (*)	December 8, 2024
Warrants to underwriters	September 3, 2020	125,000	$10.00	September 1, 2025
Warrants to underwriters	October 5, 2020	375,000	$8.80	September 3, 2025
IPO warrants	September 3, 2020	2,812,170	$8.80	September 3, 2025
PIPE warrants	March 11, 2021	232,500	$4.60	September 10, 2026
Warrants to PIPE placement agent	March 11,2021	52,173	$5.06	March 8, 2026
TOTAL		3,950,217

(*) Each warrant is exercisable into one IPO unit consisting of one share and one IPO warrant with an exercise price of $8.80.

Schedule of Black-Scholes to estimate fair value
	2022*	2021*
Expected term	5.28-6.07	5.86-6.11
Risk-free interest rates	2.69%-3.88%	0.52%-1.13%
Volatility	79.3%-82.6%	69.67%-78.99%
Dividend yield	-	-
Exercise price	$0.57-1.06	$3.013-5.738

Plan Twenty Thousand Nineteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of share options outstanding and exercisable to employees and directors
	Number of options	Weighted average exercise price	Weighted average remaining contractual life
		USD
Options outstanding at beginning of year	971,476	$4.51	8.72
Changes during the year:	361,280	3.58	8.14
Options granted	1,153,228	0.64	9.82
Options cancelled	667,641	4.19	8.21
Options exercised	-	-	-
Options forfeited	117,124	3.34	6.45
Options outstanding at end of year	1,339,939	$1.44	9.39
Options exercisable at end of year	720,552	$1.50	9.25

2008 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of share options outstanding and exercisable to employees and directors

	Number of options	Weighted average exercise price	Weighted average remaining contractual life
		USD
Options outstanding at beginning of year	153,882	$0.24	2.25
Changes during the year:
Options granted	-	-	-
Options exercised	-	-	-
Options forfeited	-	-	-
Options outstanding at end of year	153,882	$0.24	1.25
Options exercisable at end of year	153,882	$0.24	1.25